STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

	Principal Amount	Value
Asset-Backed Securities—7.0%
American Credit Acceptance Receivables Trust:
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	$1,245,000	$ 1,257,754
Series 2018-2, Cl. C, 3.70%, 7/10/24[1]	2,115,000	2,137,374
Series 2019-1, Cl. C, 3.50%, 4/14/25[1]	1,830,000	1,863,983
Series 2019-2, Cl. D, 3.41%, 6/12/25[1]	1,165,000	1,174,100
AmeriCredit Automobile Receivables Trust, Series 2019-2, Cl.
D, 2.99%, 6/18/25	1,885,000	1,897,021
CarMax Auto Owner Trust:
Series 2017-1, Cl. D, 3.43%, 7/17/23	1,870,000	1,889,344
Series 2017-4, Cl. D, 3.30%, 5/15/24	3,590,000	3,630,866
Series 2018-1, Cl. D, 3.37%, 7/15/24	1,925,000	1,952,406
CCG Receivables Trust:
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	190,000	192,790
Series 2019-1, Cl. B, 3.22%, 9/14/26[1]	1,400,000	1,427,881
Series 2019-1, Cl. C, 3.57%, 9/14/26[1]	340,000	346,885
Credit Acceptance Auto Loan Trust:
Series 2016-3A, Cl. C, 3.60%, 4/15/25[1]	2,010,000	2,016,657
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	270,000	272,953
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]	1,455,000	1,478,826
Series 2018-2A, Cl. C, 4.16%, 9/15/27[1]	880,000	914,919
Series 2018-3A, Cl. C, 4.04%, 12/15/27[1]	250,000	257,439
Series 2019-1A, Cl. B, 3.75%, 4/17/28[1]	840,000	864,539
Series 2019-1A, Cl. C, 3.94%, 6/15/28[1]	3,575,000	3,686,685
Drive Auto Receivables Trust:
Series 2018-1, Cl. D, 3.81%, 5/15/24	2,635,000	2,682,320
Series 2018-2, Cl. D, 4.14%, 8/15/24	2,475,000	2,535,816
Series 2018-3, Cl. D, 4.30%, 9/16/24	1,650,000	1,701,532
Series 2019-1, Cl. D, 4.09%, 6/15/26	2,410,000	2,495,523
Series 2019-2, Cl. D, 3.69%, 8/17/26	2,565,000	2,623,970
DT Auto Owner Trust:
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	2,600,000	2,706,194
Series 2019-1A, Cl. D, 3.87%, 11/15/24[1]	1,790,000	1,833,018
Series 2019-2A, Cl. D, 3.48%, 2/18/25[1]	970,000	988,837
Exeter Automobile Receivables Trust, Series 2019-1A, Cl. D,
4.13%, 12/16/24[1]	2,530,000	2,618,219
Flagship Credit Auto Trust, Series 2016-1, Cl. C, 6.22%,
6/15/22[1]	2,825,000	2,924,298
GM Financial Automobile Leasing Trust, Series 2019-1, Cl. D,
3.95%, 5/22/23	2,715,000	2,777,474
Navistar Financial Dealer Note Master Owner Trust II:
Series 2019-1, Cl. C, 3.363% [US0001M+95], 5/28/24[1,2]	180,000	180,219
Series 2019-1, Cl. D, 3.863% [US0001M+145], 5/28/24[1,2]	170,000	170,180
Santander Drive Auto Receivables Trust:
Series 2017-3, Cl. D, 3.20%, 11/15/23	3,050,000	3,083,117
Series 2018-1, Cl. D, 3.32%, 3/15/24	810,000	822,076
Series 2018-2, Cl. D, 3.88%, 2/15/24	1,305,000	1,337,733
Series 2019-1, Cl. D, 3.65%, 4/15/25	2,680,000	2,760,039
Series 2019-2, Cl. D, 3.22%, 7/15/25	1,610,000	1,633,765

1 INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Asset-Backed Securities (Continued)
United Auto Credit Securitization Trust, Series 2019-1, Cl. C,
3.16%, 8/12/24[1]	$1,240,000	$ 1,249,639
Westlake Automobile Receivables Trust:
Series 2018-1A, Cl. D, 3.41%, 5/15/23[1]	1,285,000	1,294,863
Series 2018-3A, Cl. D, 4.00%, 10/16/23[1]	3,000,000	3,077,459
Total Asset-Backed Securities (Cost $67,464,191)		68,758,713

Mortgage-Backed Obligations—65.5%
Government Agency—62.7%
FHLMC/FNMA/FHLB/Sponsored—58.1%
Federal Home Loan Mortgage Corp. Gold Pool:
4.00%, 5/1/27	2,000,177	2,082,896
5.50%, 1/1/24-9/1/24	1,357,168	1,393,654
6.00%, 10/1/22-10/1/29	725,830	803,121
6.50%, 4/1/21-4/1/34	848,583	944,712
7.00%, 10/1/31-10/1/37	426,886	494,265
7.50%, 1/1/32-8/1/37	10,497,257	12,299,239
8.50%, 3/1/31	22,630	25,380
9.00%, 8/1/22-5/1/25	13,377	14,386
Federal Home Loan Mortgage Corp. Non Gold Pool, 11.00%, 11/1/20	98	98
Federal Home Loan Mortgage Corp. , Interest-Only Stripped Mtg. -Backed Security:
Series 192, Cl. IO, 99.999%, 2/1/28[3]	72,422	13,570
Series 205, Cl. IO, 68.189%, 9/1/29[3]	518,161	103,984
Series 206, Cl. IO, 99.999%, 12/15/29[3]	34,055	9,055
Series 243, Cl. 6, 0.45%, 12/15/32[3]	177,700	32,425
Series 304, Cl. C31, 9.152%, 12/15/27[3]	807,727	63,780
Series 304, Cl. C45, 6.693%, 12/15/27[3]	377,206	29,445
Series 304, Cl. C47, 5.016%, 12/15/27[3]	361,057	29,901
Federal Home Loan Mortgage Corp. , Mtg. -Linked Amortizing Global Debt
Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	33,868,219	33,900,847
Federal Home Loan Mortgage Corp. , Multiclass Mortgage Securities, Series
43, Cl. PH , 6.50%, 10/17/24	309,586	329,975
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass Through
Certificates, Series K716, Cl. A2, 3.13%, 6/25/21	2,000,000	2,030,797
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through Certificates:
Series K027, Cl. A2, 2.637%, 1/25/23	3,500,000	3,566,185
Series K028, Cl. A2, 3.111%, 2/25/23	3,400,000	3,519,252
Series K029, Cl. A2, 3.32%, 2/25/23	4,500,000	4,691,019
Series K030, Cl. A2, 3.25%, 4/25/234	3,820,000	3,975,963
Series K033, Cl. A2, 3.06%, 7/25/234	2,000,000	2,072,622
Series K034, Cl. A2, 3.531%, 7/25/234	4,550,000	4,795,609
Series K035, Cl. A1, 2.615%, 3/25/23	4,578,319	4,614,926
Series K040, Cl. A1, 2.768%, 4/25/24	11,826,072	12,036,517
Series K041, Cl. A1, 2.72%, 8/25/24	9,127,723	9,267,047
Series K042, Cl. A1, 2.267%, 6/25/24	4,651,393	4,664,874
Series K043, Cl. A1, 2.532%, 10/25/23	6,517,407	6,571,537
Series K044, Cl. A1, 2.321%, 3/25/24	11,516,370	11,573,703
Series K045, Cl. A1, 2.493%, 11/25/24	10,143,464	10,245,006
Series K046, Cl. A1, 2.697%, 1/25/25	8,433,701	8,561,527

2 INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through Certificates: (Continued)
Series K047, Cl. A1, 2.827%, 12/25/24	$9,419,674	$ 9,598,906
Series K048, Cl. A1, 2.689%, 12/25/24	8,341,887	8,498,769
Series K053, Cl. A1, 2.548%, 2/25/25	2,365,321	2,396,761
Series KI01, Cl. A, 2.591% [US0001M+16], 9/25/222	2,545,160	2,540,273
Series KI02, Cl. A, 2.631% [US0001M+20], 2/25/232	3,683,974	3,677,534
Federal Home Loan Mortgage Corp. , Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg. -
Backed Security:
Series K051, Cl. X1, 12.274%, 9/25/253	63,268,261	1,860,340
Series K093, Cl. X1, 0.00%, 5/25/293,5	13,310,000	1,059,191
Series K734, Cl. X1, 0.00%, 2/25/263,5	17,002,589	641,574
Series KC02, Cl. X1, 0.00%, 3/25/243,5	254,311,316	4,208,801
Series KC03, Cl. X1, 0.00%, 11/25/243,5	22,165,000	552,791
Federal Home Loan Mortgage Corp. , Principal-Only Stripped Mtg. -Backed Security:
Series 216, Cl. PO, 13.652%, 12/1/31[6]	111,447	99,767
Series 219, Cl. PO, 13.742%, 3/1/32[6]	345,708	299,722
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1095, Cl. D, 3.044% [LIBOR01M+65], 6/15/21[2]	111	111
Series 151, Cl. F, 9.00%, 5/15/21	685	694
Series 1695, Cl. F, 2.328% [D11COF+137], 3/15/24[2]	310,880	317,993
Series 2035, Cl. PC, 6.95%, 3/15/28	301,169	334,337
Series 2084, Cl. ZC, 6.50%, 8/15/28	156,086	171,358
Series 2116, Cl. ZA, 6.00%, 1/15/29	185,969	205,164
Series 2122, Cl. FD, 2.744% [LIBOR01M+35], 2/15/29[2]	242,321	242,225
Series 2132, Cl. FN, 3.34% [LIBOR01M+90], 3/15/29[2]	280,206	284,974
Series 2148, Cl. ZA, 6.00%, 4/15/29	298,145	329,064
Series 2195, Cl. LH, 6.50%, 10/15/29	519,459	579,809
Series 2220, Cl. PD, 8.00%, 3/15/30	107,086	125,666
Series 2281, Cl. Z, 6.50%, 2/15/31	723,415	795,630
Series 2319, Cl. BZ, 6.50%, 5/15/31	1,095,890	1,219,917
Series 2326, Cl. ZP, 6.50%, 6/15/31	214,570	238,291
Series 2344, Cl. FP, 3.344% [LIBOR01M+95], 8/15/31[2]	179,413	183,842
Series 2392, Cl. FB, 2.994% [LIBOR01M+60], 1/15/29[2]	46,183	46,615
Series 2396, Cl. FE, 2.994% [LIBOR01M+60], 12/15/31[2]	108,674	109,899
Series 2401, Cl. FA, 3.044% [LIBOR01M+65], 7/15/29[2]	67,832	68,573
Series 2427, Cl. ZM, 6.50%, 3/15/32	59,225	66,044
Series 2464, Cl. FI, 3.394% [LIBOR01M+100], 2/15/32[2]	104,535	107,385
Series 2470, Cl. LF, 3.394% [LIBOR01M+100], 2/15/32[2]	106,948	109,864
Series 2471, Cl. FD, 3.394% [LIBOR01M+100], 3/15/32[2]	151,776	155,906
Series 2481, Cl. AF, 2.944% [LIBOR01M+55], 3/15/32[2]	88,651	89,490
Series 2500, Cl. FD, 2.894% [LIBOR01M+50], 3/15/32[2]	167,988	167,931
Series 2504, Cl. FP, 2.894% [LIBOR01M+50], 3/15/32[2]	172,567	173,862
Series 2526, Cl. FE, 2.794% [LIBOR01M+40], 6/15/29[2]	178,679	179,226
Series 2530, Cl. FD, 2.894% [LIBOR01M+50], 2/15/32[2]	208,424	209,989
Series 2538, Cl. F, 2.994% [LIBOR01M+60], 12/15/32[2]	21,349	21,596
Series 2550, Cl. FI, 2.744% [LIBOR01M+35], 11/15/32[2]	29,591	29,288
Series 2551, Cl. FD, 2.794% [LIBOR01M+40], 1/15/33[2]	171,290	171,912
Series 2635, Cl. AG, 3.50%, 5/15/32	1,087,367	1,120,035
Series 2676, Cl. KY, 5.00%, 9/15/23	364,748	379,130

3 INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 3010, Cl. WB, 4.50%, 7/15/20	$92,254	$ 92,381
Series 3025, Cl. SJ, 15.971% [-3.6667 x LIBOR01M+2,475],
8/15/35[2]	52,510	78,186
Series 3134, Cl. FA, 2.694% [LIBOR01M+30], 3/15/36[2]	2,760,813	2,752,830
Series 3342, Cl. FT, 2.844% [LIBOR01M+45], 7/15/37[2]	198,797	199,577
Series 3581, Cl. B, 4.00%, 10/15/24	711,076	731,503
Series 3645, Cl. EH, 3.00%, 12/15/20	143,998	143,743
Series 3738, Cl. BP, 4.00%, 12/15/38	3,582,927	3,694,979
Series 3753, Cl. AS, 3.50%, 11/15/25	649,302	668,191
Series 3762, Cl. BH, 2.50%, 5/15/25	2,030,448	2,036,439
Series 3800, Cl. CD, 3.10%, 3/15/25	1,271,617	1,275,614
Series 3822, Cl. JA, 5.00%, 6/15/40	38,017	38,518
Series 3848, Cl. WL, 4.00%, 4/15/40	836,238	850,430
Series 3857, Cl. GL, 3.00%, 5/15/40	1,616,175	1,660,558
Series 3874, Cl. JW, 3.50%, 6/15/26	2,565,416	2,660,287
Series 3887, Cl. NC, 3.00%, 7/15/26	402,808	407,456
Series 3917, Cl. BA, 4.00%, 6/15/38	430,407	451,621
Series 3935, Cl. NA, 3.50%, 10/15/26	1,438,905	1,461,808
Series 3974, Cl. C, 3.00%, 1/15/26	8,922,613	9,005,833
Series 4012, Cl. KE, 3.00%, 7/15/39	2,232,864	2,251,409
Series 4016, Cl. AB, 2.00%, 9/15/25	3,782,425	3,770,141
Series 4109, Cl. KD, 3.00%, 5/15/32	159,048	159,028
Series 4113, Cl. JH, 3.00%, 7/15/39	1,445,384	1,463,884
Series 4221, Cl. HJ, 1.50%, 7/15/23	4,385,583	4,343,073
Series 4253, Cl. TD, 2.00%, 7/15/40	550,844	550,496
Series 4285, Cl. BA, 2.00%, 12/15/23	990,488	990,070
Series 4316, Cl. FY, 2.794% [LIBOR01M+40], 11/15/392	682,482	683,608
Series 4368, Cl. BE, 2.50%, 5/15/31	1,710,980	1,718,870
Series 4399, Cl. A, 2.50%, 7/15/24	24,720	24,638
Series 4446, Cl. PL, 2.50%, 7/15/38	2,312,136	2,323,124
Series 4459, Cl. ND, 5.50%, 4/15/25	10,796	10,887
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security:
Series 2074, Cl. S, 99.999%, 7/17/28[3]	94,081	9,097
Series 2079, Cl. S, 99.999%, 7/17/28[3]	176,468	20,623
Series 2493, Cl. S, 24.919%, 9/15/29[3]	137,491	23,965
Series 2526, Cl. SE, 55.329%, 6/15/29[3]	246,867	44,709
Series 2795, Cl. SH, 99.999%, 3/15/24[3]	1,295,447	89,115
Series 2796, Cl. SD, 83.951%, 7/15/26[3]	56,941	6,925
Series 2920, Cl. S, 19.249%, 1/15/35[3]	1,522,433	260,351
Series 2922, Cl. SE, 17.744%, 2/15/35[3]	251,352	41,205
Series 2981, Cl. AS, 1.215%, 5/15/35[3]	473,919	69,091
Series 3397, Cl. GS, 0.00%, 12/15/37[3,5]	33,837	7,079
Series 3424, Cl. EI, 0.00%, 4/15/38[3,5]	51,497	5,112
Series 3450, Cl. BI, 10.018%, 5/15/38[3]	1,620,596	266,533
Series 3606, Cl. SN, 14.103%, 12/15/39[3]	434,011	69,276
Series 4057, Cl. QI, 5.421%, 6/15/27[3]	2,461,463	179,064

4 INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg. -Backed Security: (Continued)
Series 4136, Cl. MI, 3.645%, 11/15/27[3]	$2,934,619	$ 228,844
Series 4146, Cl. AI, 10.154%, 12/15/27[3]	1,039,306	78,280
Series 4205, Cl. AI, 7.079%, 5/15/28[3]	661,878	47,689
Series 4316, Cl. JS, 0.00%, 1/15/44[3,5]	1,077,259	160,069
Series 4818, Cl. BI, 0.00%, 3/15/45[3,5]	1,010,877	139,610
Federal Home Loan Mortgage Corp. , STACR Trust, Series 2019-HRP1, Cl.
M2, 3.811% [US0001M+140], 2/25/49[1,2]	495,000	496,315
Federal Home Loan Mortgage Corp. , Stripped Mtg. -Backed Security, Series
237, Cl.F16, 2.894% [LIBOR01M+50], 5/15/36[2]	1,337,474	1,341,970
Federal National Mortgage Assn.:
2.50%, 7/1/34[7]	6,210,000	6,250,753
3.00%, 7/1/34-7/1/46[7]	30,870,000	31,181,187
3.50%, 7/1/49[7]	92,385,000	94,427,575
4.00%, 7/1/49[7]	33,795,000	34,923,040
4.50%, 7/1/49[7]	14,575,000	15,231,160
5.00%, 7/1/49[7]	585,000	618,325
Federal National Mortgage Assn. Pool:
2.00%, 3/1/23	2,794,620	2,794,656
3.50%, 8/1/40	958,645	986,848
4.00%, 4/1/24-3/1/31	29,668,202	30,840,872
4.26%, 7/1/21	2,753,810	2,849,640
4.50%, 11/1/19-1/1/27	1,975,538	2,026,197
5.00%, 1/1/20-3/1/25	2,060,145	2,111,818
5.50%, 9/1/19-9/1/25	13,299,145	13,618,350
6.00%, 1/1/21-2/1/40	12,896,895	13,460,314
6.50%, 5/1/28-1/1/34	3,520,231	3,971,271
7.00%, 1/1/30-2/1/36	2,977,525	3,444,115
7.50%, 2/1/27-8/1/33	4,152,792	4,852,941
8.50%, 7/1/32	13,798	13,953
9.50%, 11/1/21	45	46
Federal National Mortgage Assn. , Alternative Credit Enhancement Securities:
Series 2016-M5, Cl. A1, 2.073%, 4/25/26	1,127,131	1,123,008
Series 2017-M13, Cl. FA, 2.842% [LIBOR01M+40],
10/25/24[2]	3,265,282	3,250,575
Federal National Mortgage Assn. , Alternative Credit Enhancement
Securities, Interest-Only Stripped Mtg. -Backed Security, Series 2012-M18,
Cl. X, 0.00%, 12/25/223,5	124,754,572	1,017,561
Federal National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Series 221, Cl. 2, 99.999%, 5/25/23[3]	240,486	24,868
Series 254, Cl. 2, 99.999%, 1/25/24[3]	347,106	41,750
Series 294, Cl. 2, 99.999%, 2/25/28[3]	532,234	106,517
Series 301, Cl. 2, 24.691%, 4/25/29[3]	192,466	37,315
Series 321, Cl. 2, 46.158%, 4/25/32[3]	1,311,563	285,532
Series 324, Cl. 2, 21.292%, 7/25/32[3]	420,654	90,860
Series 331, Cl. 10, 22.129%, 2/25/33[3]	655,242	138,008
Series 331, Cl. 4, 1.41%, 2/25/33[3]	439,327	84,881
Series 331, Cl. 5, 26.592%, 2/25/33[3]	710,914	133,413

5 INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security: (Continued)
Series 331, Cl. 6, 9.412%, 2/25/33[3]	$695,265	$ 131,093
Series 334, Cl. 10, 20.46%, 2/25/33[3]	272,762	58,885
Series 339, Cl. 15, 13.705%, 10/25/33[3]	235,933	49,826
Series 339, Cl. 7, 0.00%, 11/25/33[3,5]	461,501	90,207
Series 351, Cl. 8, 0.00%, 4/25/34[3,5]	486,005	98,390
Series 356, Cl. 10, 0.00%, 6/25/35[3,5]	341,812	64,641
Series 356, Cl. 12, 0.00%, 2/25/35[3,5]	169,236	32,477
Series 362, Cl. 13, 0.00%, 8/25/35[3,5]	496,330	101,776
Series 364, Cl. 15, 0.00%, 9/25/35[3,5]	263,123	50,463
Federal National Mortgage Assn. , Principal-Only Stripped Mtg. -Backed
Security, Series 327, Cl. 1, 11.35%, 9/25/32[6]	88,799	79,094
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1991-109, Cl. Z, 8.50%, 9/25/21	2,175	2,246
Series 1997-16, Cl. PD, 7.00%, 3/18/27	410,856	449,451
Series 1998-59, Cl. Z, 6.50%, 10/25/28	45,697	51,501
Series 1999-54, Cl. LH, 6.50%, 11/25/29	247,859	274,967
Series 2001-69, Cl. PF, 3.404% [LIBOR01M+100], 12/25/31[2]	245,109	251,668
Series 2002-29, Cl. F, 3.404% [LIBOR01M+100], 4/25/32[2]	114,923	118,086
Series 2002-39, Cl. FD, 3.382% [LIBOR01M+100], 3/18/32[2]	258,373	265,477
Series 2002-52, Cl. FD, 2.904% [LIBOR01M+50], 9/25/32[2]	215,396	217,037
Series 2002-53, Cl. FY, 2.904% [LIBOR01M+50], 8/25/322	129,766	130,759
Series 2002-64, Cl. FJ, 3.404% [LIBOR01M+100], 4/25/32[2]	35,417	36,392
Series 2002-65, Cl. FB, 3.404% [LIBOR01M+100], 7/25/32[2]	197,913	203,331
Series 2002-68, Cl. FH, 2.882% [LIBOR01M+50], 10/18/32[2]	69,144	69,643
Series 2002-77, Cl. TF, 3.382% [LIBOR01M+100], 12/18/32[2]	419,503	422,137
Series 2002-82, Cl. FE, 3.404% [LIBOR01M+100], 12/25/32[2]	185,896	191,031
Series 2002-90, Cl. FJ, 2.904% [LIBOR01M+50], 9/25/32[2]	73,475	73,771
Series 2002-90, Cl. FM, 2.904% [LIBOR01M+50], 9/25/32[2]	70,649	71,188
Series 2003-116, Cl. FA, 2.804% [LIBOR01M+40], 11/25/33[2]	122,282	120,970
Series 2003-130, Cl. CS, 9.291% [-2 x LIBOR01M+1,410],
12/25/33[2]	35,652	36,970
Series 2003-21, Cl. FK, 2.804% [LIBOR01M+40], 3/25/332	11,211	11,252
Series 2004-72, Cl. FB, 2.904% [LIBOR01M+50], 9/25/34[2]	1,179,352	1,176,204
Series 2005-109, Cl. AH, 5.50%, 12/25/25	1,713,578	1,774,631
Series 2005-45, Cl. XA, 2.744% [LIBOR01M+34], 6/25/352	1,752,839	1,751,460
Series 2005-67, Cl. BF, 2.754% [LIBOR01M+35], 8/25/35[2]	629,883	630,982
Series 2005-85, Cl. FA, 2.754% [LIBOR01M+35], 10/25/35[2]	1,266,012	1,264,427
Series 2006-11, Cl. PS, 15.751% [-3.667 x
LIBOR01M+2,456.67], 3/25/36[2]	246,698	376,515
Series 2006-46, Cl. SW, 15.384% [-3.665 x
LIBOR01M+2,419.92], 6/25/36[2]	201,136	299,875
Series 2006-50, Cl. KS, 15.384% [-3.667 x
LIBOR01M+2,420], 6/25/36[2]	146,127	218,118
Series 2006-50, Cl. SK, 15.384% [-3.667 x
LIBOR01M+2,420], 6/25/36[2]	60,982	91,654
Series 2007-113, Cl. DB, 4.50%, 12/25/22	441,480	441,606
Series 2007-79, Cl. FA, 2.854% [LIBOR01M+45], 8/25/37[2]	396,815	397,066
Series 2008-14, Cl. BA, 4.25%, 3/25/23	1,428	1,433

6 INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
(Continued)
Series 2008-15, Cl. JN, 4.50%, 2/25/23	$52,405	$ 52,504
Series 2008-24, Cl. DY, 5.00%, 4/25/23	1,678	1,682
Series 2008-75, Cl. DB, 4.50%, 9/25/23	9	9
Series 2008-77, Cl. EB, 4.50%, 9/25/23	155,409	155,532
Series 2009-113, Cl. DB, 3.00%, 12/25/20	69,712	69,526
Series 2009-36, Cl. FA, 3.344% [LIBOR01M+94], 6/25/37[2]	1,161,013	1,190,094
Series 2009-70, Cl. NL, 3.00%, 8/25/19	31	31
Series 2009-70, Cl. NT, 4.00%, 8/25/19	5	5
Series 2009-70, Cl. TL, 4.00%, 8/25/19	21	21
Series 2010-110, Cl. PC, 4.00%, 1/25/38	522,941	522,850
Series 2010-115, Cl. NA, 2.75%, 1/25/39	4,109,835	4,117,522
Series 2010-137, Cl. CJ, 2.50%, 12/25/25	3,129,947	3,150,944
Series 2010-43, Cl. KG, 3.00%, 1/25/21	22,797	22,806
Series 2010-99, Cl. DP, 3.00%, 8/25/39	865,859	866,682
Series 2011-104, Cl. MA, 2.50%, 10/25/26	292,683	293,629
Series 2011-122, Cl. EC, 1.50%, 1/25/20	43,628	43,417
Series 2011-146, Cl. BA, 3.00%, 12/25/25	897,372	906,352
Series 2011-15, Cl. DA, 4.00%, 3/25/41	569,900	591,371
Series 2011-3, Cl. EL, 3.00%, 5/25/20	37,116	37,019
Series 2011-3, Cl. KA, 5.00%, 4/25/40	1,048,058	1,099,388
Series 2011-44, Cl. B, 4.00%, 7/25/24	2,025,615	2,114,624
Series 2011-45, Cl. NG, 3.00%, 3/25/25	83,446	83,489
Series 2011-45, Cl. TE, 3.00%, 3/25/25	186,238	186,473
Series 2011-50, Cl. PA, 4.00%, 12/25/40	563,551	574,953
Series 2011-6, Cl. BA, 2.75%, 6/25/20	11,045	11,076
Series 2011-82, Cl. AD, 4.00%, 8/25/26	161,786	162,288
Series 2011-90, Cl. AL, 3.50%, 9/25/23	269,199	272,512
Series 2012-127, Cl. DH, 4.00%, 11/25/27	1,995,243	2,027,699
Series 2012-14, Cl. BA, 3.00%, 8/25/37	1,196,659	1,203,222
Series 2012-20, Cl. FD, 2.804% [LIBOR01M+40], 3/25/42[2]	346,266	346,795
Series 2012-44, Cl. KD, 3.00%, 11/25/29	1,869,961	1,877,425
Series 2012-96, Cl. VA, 3.50%, 2/25/22	2,149,128	2,175,566
Series 2013-100, Cl. CA, 4.00%, 3/25/39	5,390,086	5,516,385
Series 2013-118, 3.00%, 5/25/37	1,609,442	1,631,627
Series 2013-22, Cl. JA, 3.50%, 3/25/43	422,942	424,271
Series 2014-14, Cl. A, 3.50%, 2/25/37	848,329	856,863
Series 2014-66, Cl. QE, 2.00%, 1/25/40	8,123,113	8,079,738
Series 2014-85, Cl. LA, 3.00%, 5/25/31	2,545,954	2,568,447
Series 2015-61, Cl. PA, 2.00%, 5/25/44	2,570,971	2,563,277
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security:
Series 2001-63, Cl. SD, 36.133%, 12/18/31[3]	169,375	26,858
Series 2001-68, Cl. SC, 31.578%, 11/25/31[3]	165,105	30,662
Series 2001-81, Cl. S, 16.463%, 1/25/32[3]	121,013	22,668
Series 2002-28, Cl. SA, 16.497%, 4/25/32[3]	125,879	24,194
Series 2002-38, Cl. SO, 35.777%, 4/25/32[3]	233,690	41,779
Series 2002-39, Cl. SD, 49.041%, 3/18/32[3]	250,758	53,168

7 INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg. -Backed Security: (Continued)
Series 2002-48, Cl. S, 16.664%, 7/25/32[3]	$189,339	$ 39,357
Series 2002-52, Cl. SD, 55.407%, 9/25/32[3]	215,396	43,119
Series 2002-52, Cl. SL, 15.377%, 9/25/32[3]	131,446	26,108
Series 2002-53, Cl. SK, 51.18%, 4/25/323	146,312	31,667
Series 2002-56, Cl. SN, 15.817%, 7/25/32[3]	257,154	53,459
Series 2002-60, Cl. SM, 17.565%, 8/25/32[3]	312,082	54,739
Series 2002-77, Cl. IS, 44.849%, 12/18/32[3]	334,495	68,162
Series 2002-77, Cl. SH, 15.498%, 12/18/32[3]	155,777	27,752
Series 2002-9, Cl. MS, 16.357%, 3/25/32[3]	194,735	40,381
Series 2003-33, Cl. IA, 18.068%, 5/25/33[3]	38,807	8,109
Series 2003-33, Cl. SP, 11.595%, 5/25/33[3]	422,735	84,639
Series 2003-4, Cl. S, 9.149%, 2/25/33[3]	230,998	47,385
Series 2005-12, Cl. SC, 23.124%, 3/25/35[3]	117,035	18,295
Series 2005-14, Cl. SE, 15.166%, 3/25/35[3]	1,820,247	258,797
Series 2005-40, Cl. SA, 28.05%, 5/25/35[3]	753,773	130,259
Series 2005-52, Cl. JH, 30.414%, 5/25/35[3]	383,213	62,458
Series 2005-63, Cl. SA, 24.641%, 10/25/31[3]	635,289	97,417
Series 2005-63, Cl. X, 47.716%, 10/25/313	7,520	183
Series 2008-55, Cl. SA, 0.00%, 7/25/38[3,5]	6,321	695
Series 2009-8, Cl. BS, 0.00%, 2/25/24[3,5]	4,988	286
Series 2009-85, Cl. IO, 0.00%, 10/25/24[3,5]	486	5
Series 2011-96, Cl. SA, 6.081%, 10/25/41[3]	322,088	55,051
Series 2012-121, Cl. IB, 6.892%, 11/25/27[3]	1,046,846	78,690
Series 2012-134, Cl. SA, 0.00%, 12/25/42[3,5]	1,119,664	213,308
Series 2012-40, Cl. PI, 27.497%, 4/25/41[3]	162,178	18,121
Series 2013-2, Cl. IA, 6.551%, 2/25/43[3]	755,621	138,862
Series 2015-57, Cl. LI, 6.199%, 8/25/35[3]	2,320,174	324,694
Series 2016-45, Cl. MI, 8.378%, 7/25/46[3]	675,837	150,116
Series 2017-60, Cl. LI, 0.00%, 8/25/47[3,5]	2,053,606	237,743
Series 2017-66, Cl. AS, 0.00%, 9/25/47[3,5]	5,506,982	837,474
Series 2018-16, Cl. NI, 0.00%, 12/25/44[3,5]	513,051	66,002
Series 2018-69, Cl. CI, 0.00%, 10/25/46[3,5]	1,145,869	80,585
Seasoned Loans Structured Transaction, Series 2019-1, Cl. A2, 3.50%,
5/25/29	2,000,000	2,073,544
Vendee Mortgage Trust, Interest-Only Stripped Mtg. -Backed Security:
Series 1999-3, Cl. IO, 0.00%, 10/15/29[3,5]	9,387,387	134
Series 2001-3, Cl. IO, 0.00%, 10/15/31[3,5]	4,353,345	5,697
Series 2002-2, Cl. IO, , 1/15/32[3,8]	11,332,864	17,296
Series 2002-3, Cl. IO, 0.00%, 8/15/32[3,5]	16,032,682	169,193
Series 2003-1, Cl. IO, , 11/15/32[3,8]	22,319,561	85,026
		572,269,970

GNMA/Guaranteed—4.6%
Government National Mortgage Assn.:
Series 2010-169, Cl. CD, 3.00%, 12/16/25	533,186	545,508
Series 2011-61, Cl. CH, 3.50%, 11/16/40	14,082,055	14,499,646

8 INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

	Principal Amount	Value
GNMA/Guaranteed (Continued)
Government National Mortgage Assn. I Pool:
6.50%, 1/15/24	$20,234	$ 22,236
7.00%, 1/15/28-9/15/29	223,604	242,667
7.50%, 6/15/28-8/15/28	270,411	275,593
8.00%, 9/15/28	5,711	5,725
Government National Mortgage Assn. II Pool:
3.50%, 7/1/49[7]	17,375,000	17,943,760
7.00%, 1/20/30	19,528	22,699
Government National Mortgage Assn. , Interest-Only Stripped Mtg. -Backed Security:
Series 2002-76, Cl. SG, 34.913%, 10/16/29[3]	100,862	262
Series 2011-52, Cl. HS, 19.295%, 4/16/41[3]	2,609,390	391,961
Series 2017-136, Cl. LI, 6.675%, 9/16/47[3]	2,009,170	342,772
Series 2017-149, Cl. GS, 0.00%, 10/16/47[3,5]	2,299,319	359,115
Government National Mortgage Assn. , Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 2003-92, Cl. CA, 4.771%, 7/17/33	468,574	482,135
Series 2009-66, Cl. CD, 2.50%, 8/16/39	10	10
Series 2014-167, Cl. WF, 2.89% [LIBOR01M+45], 7/20/44[2]	1,287,227	1,286,250
Government National Mortgage Association:
Series 2010-115, Cl. PX, 4.00%, 9/20/38	681,748	682,991
Series 2011-82, Cl. PD, 3.50%, 4/20/40	2,329,132	2,352,484
Series 2012-13, Cl. VK, 3.50%, 1/20/25	2,949,219	3,010,697
Series 2019-69, Cl. UA, 7.165%, 11/20/33[4]	3,073,205	3,403,575
		45,870,086

Non-Agency—2.8%
Commercial—2.4%
BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 4.69% [H15T1Y+210],
9/26/35[1,2]	70,018	70,380
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2018-B1, Cl. XA, 10.798%, 1/15/513	17,808,952	644,415
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-CD6, Cl. XA, 12.599%, 11/13/503	7,720,474	434,395
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates:
Series 2013-GC17, Cl. XA, 0.00%, 11/10/463,5	5,453,127	212,823
Series 2017-C4, Cl. XA, 11.941%, 10/12/503	20,485,418	1,392,369
FREMF Mortgage Trust:
Series 2013-K25, Cl. C, 3.744%, 11/25/45 1,4	805,000	822,885
Series 2013-K26, Cl. C, 3.721%, 12/25/45 1,4	550,000	562,151
Series 2013-K27, Cl. C, 3.615%, 1/25/46 1,4	850,000	866,859
Series 2014-K36, Cl. C, 4.504%, 12/25/46 1,4	3,250,000	3,424,442
Series 2014-K38, Cl. C, 4.789%, 6/25/47 1,4	5,250,000	5,547,136
Series 2014-K714, Cl. C, 3.986%, 1/25/47 1,4	2,500,000	2,536,264
Series 2014-K715, Cl. C, 4.258%, 2/25/46 1,4	2,205,000	2,244,958
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 4.837%,
4/21/34[4]	274,220	284,440
Morgan Stanley Capital I, Inc. , Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-HR2, Cl. XA, 10.514%, 12/15/503	6,769,011	371,750
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 4.076%,
6/26/46[1,4]	195,555	197,154

9 INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
NCUA Guaranteed Notes Trust, Series 2010-A1, Cl. A, 2.769%
[US0001M+35], 12/7/20[2]	$2,421,957	$2,420,889
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-10, Cl. 2A,
4.472%, 8/25/34[4]	410,286	416,604
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2017-C5, Cl. XA, 14.709%, 11/15/50 3	13,048,839	790,077
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 2017-C42, Cl. XA, 10.479%, 12/15/503	9,395,314	589,378
		23,829,369

Residential—0.4%
Citigroup Mortgage Loan Trust, Inc. , Series 2014-8, Cl. 1A1, 2.673%
[US0001M+29], 7/20/36[1,2]	271,464	271,698
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.664%, 7/25/35[4]	370,556	380,008
RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	62,500	56,940
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	879,909	833,476
STACR Trust, Series 2018-HRP2, Cl. M2, 3.654% [US0001M+125],
2/25/47[1,2]	1,770,000	1,778,586
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR10, Cl. A7,
4.486%, 10/25/33[4]	354,137	364,493
		3,685,201
Total Mortgage-Backed Obligations (Cost $639,853,231)		645,654,626

U. S. Government Obligations—39.2%
Federal Home Loan Mortgage Corp. Nts:
1.875% Nts. , 11/17/20	97,293,000	97,252,895
2.75% Nts. , 6/19/23	40,000,000	41,410,592
Federal National Mortgage Assn. Nts.:
1.875% Nts. , 9/24/26	4,158,000	4,116,604
2.25% Nts. , 4/12/22	40,000,000	40,500,077
2.625% Nts. , 1/11/22	48,851,000	49,861,784
2.875% Nts. , 9/12/23	60,000,000	62,489,993
United States Treasury Nts. , 1.25%, 1/31/20	91,200,000	90,756,469
Total U. S. Government Obligations (Cost $380,059,029)		386,388,414

Short-Term Notes—6.9%
United States Treasury Bills:
2.484%, 9/19/19[9]	40,000,000	39,816,133
2.493%, 8/29/19[9]	28,000,000	27,903,978
Total Short-Term Notes (Cost $67,671,372)		67,720,111

	Shares
Investment Company—1.4%
Invesco Oppenheimer Institutional Government Money Market Fund, Cl. IN,
2.37%[10] (Cost $14,091,647)	14,091,647	14,091,647
Total Investments, at Value (Cost $1,169,139,470)	120.0%	1,182,613,511
Net Other Assets (Liabilities)	(20.0)	(197,267,452)
Net Assets	100.0%	$985,346,059

10 INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

Footnotes to Statement of Investments
1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of
1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $53,754,539 or 5.46% of the Fund's net assets at period end.
2. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
These securities amount to $22,289,867 or 2.26% of the Fund’s net assets at period end.
4. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
5. Interest rate is less than 0.0005%.
6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise.
The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $478,583 or 0.05% of the Fund's net assets at period end.
7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
8. The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.
9. Zero coupon bond reflects effective yield on the original acquisition date.
10. The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the
7-day SEC standardized yield as of June 30, 2019.

Futures Contracts as of June 30, 2019
						Unrealized
		Expiration	Number	Notional Amount		Appreciation/
Description	Buy/Sell	Date	of Contracts	(000's)	Value	(Depreciation)
United States
Treasury Long
Bonds	Buy	9/19/19	42	USD 6,470	$6,534,938	$64,711
United States
Treasury Nts. , 10 yr.	Sell	9/19/19	581	USD 73,268	74,349,844	(1,081,917)
United States
Treasury Nts. , 2 yr.	Buy	9/30/19	296	USD 63,547	63,693,188	145,855
United States
Treasury Nts. , 5 yr.	Sell	9/30/19	283	USD 33,007	33,438,219	(431,228)
United States Ultra
Bonds	Buy	9/19/19	4	USD 685	710,250	25,164
						$(1,277,415)

Glossary:
Definitions
D11COF	Cost of Funds for the 11th District of San Francisco

11 INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Definitions (Continued)
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR	Intercontinental Exchange London Interbank Offered Rate
LIBOR01M	ICE LIBOR USD 1 Month
US0001M	ICE LIBOR USD 1 Month

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

12 INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND

NOTES TO STATEMENT OF INVESTMENTS June 30, 2019 Unaudited

Note 1 - Additional Valuation Information
The following is a summary of the tiered valuation input levels, as of June 30, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

			Level 3—
	Level 1—	Level 2—	Significant
	Unadjusted	Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$ 68,758,713	$ —	$ 68,758,713
Mortgage-Backed Obligations	—	645,654,626	—	645,654,626
U. S. Government Obligations	—	386,388,414	—	386,388,414
Short-Term Notes	—	67,720,111	—	67,720,111
Investment Company	14,091,647	—	—	14,091,647
Total Investments, at Value	14,091,647	1,168,521,864	—	1,182,613,511
Other Financial Instruments:
Futures contracts	235,730	—	—	235,730
Total Assets	$14,327,377	$ 1,168,521,864	$ —	$ 1,182,849,241

Liabilities Table
Other Financial Instruments:
Futures contracts	$(1,513,145)	$ —	$ —	$ (1,513,145)
Total Liabilities	$(1,513,145)	$ —	$ —	$ (1,513,145)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

13 INVESCO OPPENHEIMER LIMITED-TERM GOVERNMENT FUND